Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2014
CASH AND CASH EQUIVALENTS [Abstract]
Schedule of cash and cash equivalents
	December 31,	December 31,
	2014	2013
Cash on hand and at banks	$54,551	$19,552
Short-term deposits	17,380	67,017
Total cash and cash equivalents	$71,931	$86,569